Senior Unsecured Notes and Secured Debt (Details) (USD $)	3 Months Ended	12 Months Ended									12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Senior Unsecured Notes [Member]		Dec. 31, 2009 Senior Unsecured Notes [Member]	Dec. 31, 2009 Secured Debt [Member] Number	Dec. 31, 2011 Secured Debt [Member]		Dec. 31, 2011 First mortgage loans [Member] properties	Dec. 31, 2010 First mortgage loans [Member] properties	Mar. 31, 2009 4.75% Senior Unsecured Convertible Notes due 2026 [Member]	Jun. 30, 2010 4.75% Senior Unsecured Convertible Notes due 2026 [Member]	Dec. 31, 2006 4.75% Senior Unsecured Convertible Notes due 2026 [Member]	Dec. 31, 2011 4.75% Senior Unsecured Convertible Notes due 2026 [Member]	Mar. 31, 2009 4.75% Senior Unsecured Convertible Notes due 2027 [Member]	Jun. 30, 2010 4.75% Senior Unsecured Convertible Notes due 2027 [Member]	Dec. 31, 2007 4.75% Senior Unsecured Convertible Notes due 2027 [Member]	Dec. 31, 2011 4.75% Senior Unsecured Convertible Notes due 2027 [Member]	Dec. 31, 2010 3.00% Senior Unsecured Convertible Notes due 2029 [Member]	Jun. 30, 2010 6.125% Senior Unsecured Notes due 2020 [Member]	Sep. 30, 2010 4.700% Senior Unsecured Notes due 2017 [Member]	Dec. 31, 2010 4.950% Senior Unsecured Notes due 2021 [Member]	Mar. 31, 2011 3.625% Senior unsecured notes due 2016 [Member]	Mar. 31, 2011 5.250% Senior unsecured notes due 2022 [Member]	Mar. 31, 2011 6.500% Senior unsecured notes due 2041 [Member]
Principal payments due on debt obligations
2012		$ 199,212,000			$ 76,853,000	[1]			$ 122,359,000	[1]
2013		592,735,000			300,000,000	[1]			292,735,000	[1]
2014		203,767,000			0	[1]			203,767,000	[1]
2015		434,378,000			250,000,000	[1]			184,378,000	[1]
2016		890,255,000			700,000,000	[1]			190,255,000	[1]
Thereafter		4,252,964,000			3,138,074,000	[1]			1,114,890,000	[1]
Totals		6,573,311,000			4,464,927,000	[1]			2,108,384,000	[1]
Secured Debt (Textuals) [Abstract]
Senior unsecured notes		4,434,107,000	3,034,949,000
Notes, annual stated interest rates, Minimum		0.0122			0.0300
Notes, annual stated interest rates, Maximum		0.100			0.0800
Par value of senior debt		2,108,384,000
Carrying values of properties securing the debt		4,048,469,000
Secured debt		2,112,649,000	1,125,906,000
First Mortgage Loans Issued [Abstract]
First mortgage loans issued											114,903,000	157,156,000
Rate on first mortgage loans issued											5.78%	5.45%
Number of properties secured by mortgages issued											9	15
First Mortgage Loans Assumed [Abstract]
Assumed First Mortgage Loans Secured											940,855,000	564,657,000
Rate on first mortgage loans assumed											4.85%	6.00%
Number of properties secured by mortgages assumed											55	60
First Mortgage Loans Extinguished [Abstract]
Principal Extinguished on First Mortgage Loans											55,317,000	194,493,000
Rate on first mortgage loans extinguished											5.95%	6.07%
Loss (gain) on extinguishment of first mortgage loans											979,000	9,099,000
Secured Debt Loans [Abstract]
Number Of Debt Instruments Extinguished								20
Secured debt principal extinguished								81,715,000
Rate on secured notes extinguished								7.21%
Loss (gain) on extinguishment of secured debt								5,838,000
Senior Unsecured Notes Extinguished [Abstract]
Principal Extinguished on Unsecured Notes							183,147,000
Rate on unsecured notes extinguished							7.82%
Loss (gain) on extinguishment of unsecured debt							19,269,000
Senior Unsecured Notes Issued [Abstract]
Senior unsecured notes issued																						450,000,000	450,000,000	450,000,000	400,000,000	600,000,000	400,000,000
Rate on unsecured notes issued																						6.13%	4.70%	4.95%	3.63%	5.25%	6.50%
Proceeds from issuance of senior unsecured notes	1,381,086,000																					446,328,000	445,768,000	443,502,000
Senior Unsecured Convertible Notes Extinguished [Abstract]
Senior unsecured convertible notes extinguished													5,000,000	214,412,000			5,000,000	226,914,000
Loss (gain) on extinguishment of unsecured convertible debt													(446,000)	8,837,000			(594,000)	16,235,000
Reacquired equity component of senior unsecured convertible notes														18,552,000				21,062,000
Amount purchased from holders																3,000
Senior unsecured convertible notes outstanding																125,585,000				168,086,000
Senior Unsecured Convertible Notes Issued [Abstract]
Convertible Debt Issued Amount															345,000,000				400,000,000		494,403,000
Interest rate on convertible debt issued															4.75%				4.75%		3.00%
Proceeds from issuance of senior unsecured convertible notes															337,517,000				388,943,000		486,084,000
Conversion rate of senior unsecured convertible notes															20.8833				20.0000		19.5064
Conversion price of senior unsecured convertible notes															47.89				50.00		51.27
Equity component of convertible debt, reacquire		$ 0	$ (9,689,000)	$ 0																	$ 29,925,000
Cash Purchase Price for all or portion of senior unsecured convertible															100.00%				100.00%		100.00%

[1]	(1) Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the balance sheet.